Equipment	3 Months Ended	12 Months Ended
	Sep. 30, 2011	Jun. 30, 2011
Notes to Financial Statements
Equipment

Equipment consists of the following:

	September 30, 2011	June 30, 2011
Leasehold Improvements	$31	$—
Furniture and Fixtures	15	9
Computer Equipment	121	60
Software	31	14
	198	83
Accumulated Depreciation	(16)	(4)
Equipment, net	182	79

5. Equipment Equipment, consisting of computers, software, furniture and furnishings, were purchased in connection with setting up the Company’s office space. The amount of such purchase was $83.